SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                March 7, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re: AllianceBernstein Bond Fund, Inc. (the "Fund") - AllianceBernstein Bond Inflation Strategy ("Bond Inflation Strategy"), AllianceBernstein Municipal Bond Inflation Strategy ("Municipal Bond Inflation Strategy") and AllianceBernstein Real Asset Strategy ("Real Asset Strategy")
     File Nos. 2-48227 and 811-2383
     ---------------------------------------------------------------------------

Dear Sir or Madam:

      On behalf of the above-referenced Fund with respect to Bond Inflation Strategy, Municipal Bond Inflation Strategy and Real Asset Strategy, which are each a series of the Fund, we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus of the Fund offering Class A, Class C and Advisor Class shares of Bond Inflation Strategy, Municipal Bond Inflation Strategy and Real Asset Strategy, the Prospectus of the Fund offering Class A, Class R, Class K and Class I shares of Bond Inflation Strategy and Real Asset Strategy, and the Prospectus of the Fund offering Class 2 shares of Bond Inflation Strategy, Municipal Bond Inflation Strategy and Real Asset Strategy that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on February 28, 2011.

        A copy of the Prospectus of the Fund offering Class 1 and Class 2 shares of Bond Inflation Strategy and Municipal Bond Inflation
Strategy and Class 1 shares of Real Asset Strategy was filed today under Rule 497(c).

      A copy of the Statement of Additional Information for Bond Inflation Strategy, Municipal Bond Inflation Strategy and Real Asset Strategy will be filed under Rule 497(c) today.

      Please call me at the above-referenced number if you have any questions regarding the attached.

                                                Sincerely,


                                                /s/Young Seo
                                                ------------------------
                                                   Young Seo




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